Share-based Payment Arrangements - Summary of USIE Option Plans Outstanding Share Options (Detail) - USIE option plans [member]	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
First share options exercise price [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 1.5	$ 1.5
Weighted Average Remaining Contractual Life (Years) | yr	3.0	4.0
Second and third share options exercise price [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Weighted Average Remaining Contractual Life (Years) | yr	2.9	3.9
Second and third share options exercise price [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 2.4	$ 2.4
Second and third share options exercise price [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 2.9	$ 2.9